Digital Currencies - Schedule of holdings of digital currencies (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	$ 65,899,449	$ 170,000,412
Bitcoin [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	65,772,170	117,669,390	$ 18,858,987
Ethereum [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	0	52,301,707	38,640,733
Ethereum Classic [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	117,281	29,315	$ 0
Other coins [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	$ 9,998	$ 0